Deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Time deposits, $100,000 or more	$ 461,401	$ 294,452
Time deposits, $250,000 or more	244,840	148,473
Brokered deposits	$ 168,708	$ 124,884